Net Insurance Income	12 Months Ended
Dec. 31, 2025
Disclosure Of Insurance Income [Abstract]
Net Insurance Income
35.	NET INSURANCE INCOME
Details of net insurance income are as follows (Unit: Korean Won in millions):

For the year ended December 31, 2025
Insurance service result of insurance contracts	104,164
Insurance income	1,005,778
Estimated incurred claims and other insurance service expenses	664,038
Changes in risk adjustment for non-financial risk	26,471
Amortization of contractual service margin	154,187
Amortization of insurance acquisition cash flows	148,980
Changes in loss recovery component	(288)
Other insurance income	12,390
Insurance service expenses	901,614
Actual incurred claims and other insurance service expenses	689,461
Amortization of insurance acquisition cash flows	148,980
Changes in liability for incurred claims	23,777
(Reversal of) loss component allocation amount	32,478
Other operating expenses	6,918
Insurance service result of reinsurance contracts	(293)
Reinsurance income	36,719
Actual incurred claims and reinsurance service expenses	32,341
Changes in asset for incurred claims	3,745
(Reversal of) Loss recovery component allocation amount	633
Reinsurance service expenses	37,012
Estimated incurred claims and reinsurance service expenses	28,120
Changes in risk adjustment for non-financial risk	1,024
Amortization of contractual service margin	7,868

Net insurance income	103,871